Derivative instruments - Hedged Items in Fair Value Hedging Relationships (Details) - Fair value hedging - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	$ 29,941	$ 31,370
Hedge accounting basis adjustment increase (decrease), Available-for-sale securities	(1,767)	(2,678)
Hedge accounting basis adjustment increase (decrease), discontinued hedges	(434)	1
Hedged assets, subject to portfolio layer method hedging	2,000
Cumulative basis adjustments for active hedging relationships	24
Debt Securities | Designated as hedging
Derivative [Line Items]
Hedged assets, subject to portfolio layer method hedging	1,000
Long-term debt
Derivative [Line Items]
Carrying amount of hedged asset or liability, Long-term debt	21,854	23,510
Hedged liability, fair value hedge, cumulative increase (decrease)	(846)	(1,232)
Hedged liability, discontinued fair value hedge, cumulative decrease	$ 26	$ 48